Schedule of Investment in Long-lived Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 1	$ 2,585,202
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 2	14,902,240
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 3	33,296,219
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 4	3,073,164
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 5	3,722,136
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 6	26,533,928
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 7	0
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 8	2,314
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 9	0
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 10	5,658,366
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 11	18,626,690
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 12	$ 59,830,147